Unit Activity	12 Months Ended
Dec. 31, 2021
Unit Activity [Abstract]
Unit Activity	Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the period from April 1, 2021 to December 31, 2021	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued	10	30,008	30,018
Units redeemed	(50,050)	(1,610,468)	(1,660,518)

For the period ended March 31, 2021	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued	50	60,779	60,829
Units redeemed	(19,775)	(415,994)	(435,769)

December 31, 2020	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued	847	273,150	273,997
Units redeemed	(43,734)	(969,086)	(1,012,820)

December 31, 2019	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued	13,604	204,156	217,760
Units redeemed	(69,683)	(1,101,042)	(1,170,725)